Concentrations of Credit Risk - Additional Information (Detail) - Customer	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Concentration Risk [Line Items]
Number of customers with significant receivables	1	1
Accounts Receivable
Concentration Risk [Line Items]
Receivables from customers accounted for consolidated trade receivables, percentage	13.00%	14.00%